Consolidated Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–95.84%(b)(c)
Aerospace & Defense–3.14%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.67%	07/01/2031	$586	$589,312
Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	07/01/2031	181	182,426
Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 3.68%)	7.68%	07/06/2029	65	65,941
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	8.92%	08/15/2031	757	662,410
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.78%	04/30/2028	553	539,259
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/22/2028	528	530,909
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	7.69%	02/01/2028	867	762,764
Propulsion (BC) Newco LLC (aka ITP Aero)
Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	09/14/2029	1,007	1,013,159
Term Loan(e)	–	11/30/2032	1,043	1,048,927
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/18/2030	1,311	1,314,706
TransDigm, Inc.
Term Loan J (3 mo. Term SOFR + 3.25%)	6.50%	02/28/2031	342	343,409
Term Loan K (3 mo. Term SOFR + 2.25%)	6.25%	03/22/2030	3,092	3,098,531
Term Loan M (1 mo. Term SOFR + 2.50%)	6.50%	08/30/2032	166	166,322
				10,318,075
Air Transport–1.41%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	6.13%	04/20/2028	3,165	3,167,774
Air Canada (Canada), Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	03/21/2031	58	58,353
American Airlines, Inc., Term Loan B (6 mo. Term SOFR + 2.25%)	6.00%	02/15/2028	264	263,847
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.27%)	6.16%	04/11/2032	1,131	1,132,142
				4,622,116
Automotive–3.47%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.25%)	6.17%	01/31/2031	655	658,303
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.03%	04/06/2028	205	203,602
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	10/16/2031	1,522	1,532,210
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	02/15/2030	1,426	1,436,466
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(d)	6.17%	03/25/2032	568	572,033
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.42%	04/23/2031	1,520	1,522,361
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/26/2031	349	351,258
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/04/2028	2,418	2,426,943
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	10/01/2032	470	471,462
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.87%	09/11/2031	456	457,684
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (United Kingdom), Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	05/06/2030	700	700,794
PowerStop LLC, Term Loan B (6 mo. Term SOFR + 4.85%)	8.55%	01/24/2029	613	513,263
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.81%)	6.61%	07/16/2031	499	499,309
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/30/2031	39	39,004
				11,384,692
Beverage & Tobacco–0.79%
AI Aqua Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.98%	07/31/2028	2,133	2,140,897
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–(continued)
City Brewing Co. LLC
First Lien Term Loan (3 mo. USD LIBOR + 7.00%)(d)	10.82%	09/30/2030	$673	$276,194
Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.82%	09/30/2030	227	194,989
				2,612,080
Brokers, Dealers & Investment Houses–1.83%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	08/02/2028	828	828,837
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan(e)	–	05/17/2031	133	133,477
Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	05/17/2031	1,990	1,993,241
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/25/2031	554	556,623
EP Wealth Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.89%	10/06/2032	263	264,446
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(f)	0.00%	06/04/2032	179	178,802
Term Loan B (3 mo. Term SOFR + 3.50%)	7.46%	06/04/2032	1,048	1,047,270
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. PRIME + 5.50%)	9.43%	05/20/2033	194	195,520
Term Loan B (3 mo. Term SOFR + 3.50%)	7.43%	05/20/2032	576	578,508
Victory Capital Operating LLC (Victory Capital Management), Term Loan (3 mo. Term SOFR + 2.00%)	6.10%	09/15/2032	224	225,914
				6,002,638
Building & Development–4.70%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	05/28/2030	900	905,514
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	07/22/2032	1,173	1,177,779
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	10/29/2031	509	512,052
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $1,681,887)(d)(g)	9.10%	08/03/2029	2,298	1,408,707
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $622,789)(d)(g)	9.60%	08/03/2029	686	592,801
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $665,676)(d)(g)	9.60%	08/03/2029	677	585,362
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	09/17/2032	556	558,763
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	06/17/2031	450	448,955
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.25%	12/22/2028	1,001	1,007,711
Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.50%	12/21/2029	302	308,235
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $937,928)(g)	7.44%	04/01/2028	1,039	704,932
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(f)	0.00%	10/18/2032	138	137,644
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	10/18/2032	1,117	1,114,913
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.32%	08/03/2030	309	309,915
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	04/29/2029	1,133	843,964
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(f)	0.00%	09/11/2032	115	116,009
Term Loan B (3 mo. Term SOFR + 2.50%)	6.49%	10/15/2032	600	603,248
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	03/19/2029	520	521,537
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	02/15/2032	1,281	1,283,899
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.17%	04/14/2031	1,013	1,015,543
QXO / Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	04/30/2032	516	517,938
TAMKO Building Products LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	6.95%	09/20/2030	347	348,384
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/08/2032		$414	$415,814
					15,439,619
Business Equipment & Services–8.32%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	07/30/2032		422	421,983
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	08/06/2032		1,921	1,931,143
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(f)	0.00%	05/17/2028		42	42,092
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/17/2028		407	409,507
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	08/09/2032		577	576,238
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.25%	03/21/2031		1,070	1,068,511
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.67%	02/12/2029		586	522,847
Term Loan (3 mo. Term SOFR + 4.26%)	8.17%	02/10/2028		2,160	2,074,888
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	02/01/2029		2,984	2,985,899
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.67%	05/12/2028		2,894	2,651,977
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/11/2028		297	262,464
Monitronics International, Inc., Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $3,656,415)(d)(g)	11.76%	06/30/2028		3,655	3,652,683
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.42%	03/02/2028		741	743,152
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $1,326,998)(g)	8.77%	07/27/2027		1,355	661,007
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR +2.75%)	6.75%	09/30/2031		1,081	1,086,421
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	01/31/2028		514	517,420
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	11/05/2032		1,751	1,743,542
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR+ 3.37%)	7.37%	06/02/2031		217	218,888
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.39%	03/04/2028		4,915	4,040,470
team.blue (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	7.37%	07/12/2032		155	155,556
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	08/31/2028		432	431,905
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	9.87%	03/20/2027		513	410,246
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)(d)	6.29%	09/23/2032		707	707,653
					27,316,492
Cable & Satellite Television–2.59%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	276	254,805
Term Loan (3 mo. Term SOFR + 5.00%)	8.90%	10/31/2027		197	147,487
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	446	411,088
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.53%	09/01/2028		76	73,604
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.17%	09/18/2030		829	806,911
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	8.11%	04/30/2028		88	86,558
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.36%	05/14/2029		397	395,996
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	768	892,921
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.07%	04/30/2028		813	812,942
UPC - LG (Sunrise), Term Loan AAA (3 mo. Term SOFR + 2.73%)	6.69%	02/17/2032		1,293	1,296,947
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.25%)	3.36%	01/31/2029		2,443	2,445,278
Term Loan Y (6 mo. Term SOFR + 3.25%)	3.28%	03/31/2031		882	866,585
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Ziggo Vodafone - LG (Lib Global/B.V.), Term Loan I (3 mo. Term SOFR + 2.80%)	6.71%	04/30/2028	$7	$6,664
				8,497,786
Chemicals & Plastics–5.87%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(d)	10.89%	08/06/2026	31	28,374
Incremental Term Loan 12 (3 mo. Term SOFR + 2.65%)(d)	6.64%	08/03/2026	2,030	1,853,224
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/14/2029	1,151	1,033,851
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%) (Acquired 02/11/2021-02/04/2025; Cost $2,207,069)(g)(h)(i)	0.00%	08/27/2026	2,223	30,837
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.09%	02/26/2029	766	707,577
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.71%	12/01/2030	1,407	1,414,237
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.96%	11/01/2030	663	665,959
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.61%	10/04/2029	795	774,020
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.94%	10/04/2030	490	484,319
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (3 mo. Term SOFR + 6.43%)	10.17%	05/28/2026	881	709,551
First Lien Term Loan (1 mo. Term SOFR + 5.36%)	9.28%	08/01/2029	1,084	162,599
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.50%	02/06/2032	168	165,637
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029	54	54,065
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(d)	8.71%	01/10/2029	545	544,523
Revolver Loan(d)(f)	0.00%	01/10/2029	194	194,070
Revolver Loan (3 mo. Term SOFR + 4.50%)(d)	8.48%	01/10/2029	68	68,187
Ineos Quattro (STYRO), Term Loan (1 mo. Term SOFR + 4.25%)	8.17%	10/01/2031	631	472,803
Ineos US Finance LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/07/2031	824	685,309
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.35%)	8.29%	04/07/2031	2,925	2,586,336
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/14/2027	432	433,205
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	7.90%	09/15/2028	1,820	1,825,511
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	6.58%	05/03/2028	1,233	205,773
Term Loan A (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028	391	357,643
Term Loan B (3 mo. Term SOFR + 8.50%)	12.40%	05/03/2028	2,877	2,645,008
Term Loan C (3 mo. Term SOFR + 8.50%)	12.40%	05/03/2028	340	310,111
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/30/2031	80	80,469
Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	09/30/2031	772	775,170
				19,268,368
Clothing & Textiles–1.19%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	02/12/2032	867	869,361
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	12/21/2028	2,357	2,364,843
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.03%	08/26/2031	665	667,620
				3,901,824
Conglomerates–0.21%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)(d)	6.86%	10/11/2032	689	696,178
Containers & Glass Products–3.89%
Berlin Packaging LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.25%	06/07/2031	1,774	1,778,290
Duran Group (Germany), Term Loan C-2 (1 mo. Term SOFR + 5.18%)(d)	9.19%	05/31/2026	1,998	1,998,050
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–(continued)
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(f)	0.00%	04/30/2032	$23	$23,239
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/30/2032	1,375	1,367,696
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.69%	06/28/2028	1,018	987,565
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $2,401,762)(g)	10.51%	11/22/2027	2,464	2,382,736
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.21%	10/04/2028	771	782,285
Term Loan A-2, (1 mo. Term SOFR + 1.61%)	5.57%	10/04/2028	1,163	908,746
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032	849	849,352
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	02/01/2029	786	791,288
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	6.60%	07/12/2029	113	114,019
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032	233	233,202
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/03/2031	556	550,150
				12,766,618
Cosmetics & Toiletries–0.79%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	09/29/2028	646	648,178
Term Loan B (1 mo. Term SOFR + 4.37%)	8.17%	01/30/2031	1,235	1,244,588
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/15/2028	272	273,118
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan(e)	–	09/27/2032	427	429,019
				2,594,903
Drugs–0.42%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.97%	11/15/2027	1,387	1,387,943
Ecological Services & Equipment–1.75%
Anticimex Global AB (Sweden)
Term Loan (3 mo. Term SOFR + 2.90%)	6.81%	11/17/2031	148	148,855
Term Loan B-1(e)	–	11/16/2028	69	69,540
Term Loan B-6(e)	–	11/16/2028	886	891,234
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.73%	09/17/2032	565	567,394
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	09/20/2030	1,206	1,214,479
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.67%	02/04/2032	838	841,063
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	6.93%	03/14/2031	27	27,335
Delayed Draw Term Loan(f)	0.00%	03/14/2031	145	145,326
Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031	924	928,257
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	6.59%	08/13/2032	226	227,128
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.00%)	7.00%	10/24/2031	670	672,038
				5,732,649
Electronics & Electrical–9.95%
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	7.84%	03/03/2028	691	654,336
Avalara, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	03/26/2032	1,211	1,217,084
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	07/30/2031	47	46,838
ConnectWise LLC, Term Loan (3 mo. Term SOFR + 3.76%)	7.76%	10/01/2028	448	449,080
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	11/30/2029	609	606,620
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.07%	08/15/2032	319	320,810
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	07/06/2028	526	524,925
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(d)	8.44%	12/14/2031		$486	$485,170
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(d)	8.44%	12/05/2031		242	241,677
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.88%	06/30/2032		1,035	1,041,220
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.25%	09/30/2028		1,559	1,565,752
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(d)	10.14%	03/02/2028		313	313,689
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.85%	03/02/2028		1,229	1,216,295
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.10%	03/02/2029		253	242,032
Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	8.84%	09/10/2032		371	372,463
Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	11/13/2031		37	37,206
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.69%	09/30/2032		2,141	2,042,558
KnowBe4 (aka Oranje MidCo LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.59%	07/26/2032		1,192	1,195,630
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. GBP SONIA + 7.03%)(d)	11.24%	07/10/2028	GBP	401	511,305
Term Loan (6 mo. Term SOFR + 7.35%)(d)	11.54%	08/17/2028		534	512,861
Mavenir Systems, Inc., Second Lien Term Loan(d)	12.00%	07/26/2030		132	94,134
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.09%	07/27/2028		996	1,005,648
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	8.09%	07/01/2031		996	978,815
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-09/10/2025; Cost $928,460)(d)(g)	9.03%	03/03/2028	EUR	820	370,214
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)(d)	7.67%	03/28/2031		954	962,673
Proofpoint, Inc.
Term Loan(e)	–	08/31/2028		208	209,085
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	08/31/2028		3,172	3,191,974
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.24%	02/01/2029		2,094	1,793,724
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.84%	02/01/2029		1,253	1,298,230
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%) (Acquired 05/29/2025; Cost $0)(d)(g)	11.98%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.92%	04/05/2030		1,702	1,477,890
Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.04%	08/09/2032		502	502,556
Shift4 Payments LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.50%	06/30/2032		310	311,970
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.00%	05/18/2028		1,294	1,144,229
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.67%	10/31/2031		1,047	1,038,292
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/17/2031		641	644,354
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.34%	02/10/2031		504	504,052
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(d)	6.96%	11/20/2028		1,111	1,112,417
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(d)	7.62%	05/31/2029	EUR	1,412	1,638,231
Term Loan B-2 (6 mo. Term SOFR + 5.93%)(d)	9.84%	05/31/2029		797	797,034
					32,673,073
Financial Intermediaries–2.62%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(f)	0.00%	01/01/2030	EUR	118	137,393
Term Loan (1 mo. EURIBOR + 1.50%)(d)	10.50%	01/01/2030	EUR	87	101,121
Term Loan (3 mo. EURIBOR + 0.20%)(d)	0.20%	01/15/2035	EUR	720	0
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	6.02%	01/15/2030	EUR	881	956,763
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	09/05/2031		$325	$326,368
BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/13/2031		1,554	1,559,670
Citrin Cooperman Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/31/2032		632	634,479
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(d)	7.92%	02/28/2031		373	377,284
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		326	330,123
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	02/28/2031		535	538,287
Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	6.92%	06/02/2031		482	483,628
Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	06/02/2031		1,181	1,181,218
Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	6.65%	02/03/2032		163	163,705
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(d)(f)	0.00%	10/08/2032		61	61,534
Term Loan B (1 mo. Term SOFR + 2.50%)(d)	6.42%	10/08/2032		413	414,328
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.89%	02/18/2027		1,116	1,106,243
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.00%	06/18/2029		232	233,151
					8,605,295
Food Products–3.30%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.84%	10/08/2032		686	692,272
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.16%)(d)	11.04%	10/05/2026		351	307,092
Term Loan (3 mo. Term SOFR + 4.15%)(d)	7.99%	10/05/2026		2,257	1,974,626
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	7.03%	11/17/2028		194	194,960
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	10/22/2032		387	389,438
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		638	635,329
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		475	473,390
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		2,500	1,741,519
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.93%	10/15/2030		342	238,225
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		96	66,848
Term Loan C (3 mo. Term SOFR + 5.00%)	9.43%	10/15/2030		65	64,756
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(d)	12.05%	04/15/2031		513	210,445
Froneri International PLC (United Kingdom), Term Loan (3 mo. Term SOFR + 2.50%)	6.37%	07/16/2032		1,273	1,275,054
Sigma Holdco B.V. (Netherlands), Term Loan B-12 (6 mo. Term SOFR + 3.91%)	8.30%	12/31/2027		2,302	2,205,755
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.31%	03/07/2029		380	384,520
					10,854,229
Food Service–1.47%
Areas (Pax Midco Spain) (Spain), Term Loan B-5 (e)	–	12/31/2029	EUR	1,821	2,130,376
Gategroup (Switzerland)
Term Loan (1 mo. Term SOFR + 4.25%)	8.23%	05/28/2032		400	402,865
Term Loan(e)	–	06/10/2032		61	61,592
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	12/15/2030		722	722,417
Selecta Group B.V. (Switzerland)
Revolver Loan(d)(f)	0.00%	08/01/2030	EUR	836	944,535
Revolver Loan (1 mo. EURIBOR + 5.50%) (Acquired 07/15/2010; Cost $549,164)(d)(g)	7.42%	08/01/2030	EUR	491	554,727
					4,816,512
Forest Products–0.24%
NewLife Forest Restoration LLC, Term Loan (d)	10.00%	04/10/2029		784	783,694
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–5.54%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/10/2028		$731	$731,495
Boots Group Finco L.P. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	07/16/2032		563	567,816
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR	2,073	1,783,788
Term Loan B (6 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	1,000	860,962
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/26/2031		432	435,627
Concentra Health Services, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	07/26/2031		114	115,007
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.38%	09/13/2032		1,549	1,558,750
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.38%)	7.06%	03/15/2032		321	322,385
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	6.75%	09/07/2028		700	699,887
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	12/06/2028		188	188,803
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(d)	9.42%	02/13/2031		108	109,064
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(d)	9.42%	02/15/2031		98	98,895
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		129	130,603
Revolver Loan (1 mo. Term SOFR + 5.50%)(d)	9.42%	02/13/2031		9	8,558
Revolver Loan(d)(f)	0.00%	02/13/2031		39	38,983
Term Loan (1 mo. Term SOFR + 5.50%)(d)	9.42%	02/13/2031		676	682,950
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/17/2028		187	174,662
Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	12/17/2028		737	663,717
Term Loan (1 mo. Term SOFR + 4.11%)	8.07%	12/17/2028		780	596,190
Term Loan (1 mo. Term SOFR + 6.87%)	10.82%	12/17/2029		54	33,812
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.67%	01/29/2029		123	110,864
Opella (France), Term Loan (3 mo. Term SOFR + 3.06%)	6.90%	04/28/2032		1,500	1,511,894
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	05/19/2031		906	875,533
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.84%	09/30/2029		642	650,203
Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025; Cost $791,194)(g)	7.42%	08/13/2032		795	798,280
Quidel Ortho Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		750	747,334
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)(d)	6.99%	09/15/2032		274	274,979
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.37%	12/04/2031		1,392	1,391,494
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.51%	12/31/2029		316	281,410
Term Loan (3 mo. Term SOFR + 6.01%)	10.01%	12/31/2029		70	72,419
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.09%	12/20/2027		836	835,058
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		1,011	856,943
					18,208,365
Home Furnishings–1.04%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.25%	01/14/2032		432	433,736
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.48%	12/02/2031		464	464,923
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%)(d)	11.48%	06/29/2028		96	96,409
Term Loan (3 mo. Term SOFR + 7.62%)	11.62%	06/29/2028		1,365	1,285,887
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.11%	10/24/2031		1,133	1,141,562
					3,422,517
Industrial Equipment–3.84%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	08/19/2031		1,075	1,078,630
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.48%	03/15/2030		373	374,902
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(d)	8.81%	05/22/2032		552	554,910
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		$478	$481,224
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/16/2029		242	243,526
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	05/01/2031		198	199,142
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	10/11/2030		883	889,650
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.12%	08/04/2031		539	539,515
Term Loan B (6 mo. Term SOFR + 2.50%)	6.07%	05/31/2030		381	381,328
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.50%)	6.58%	01/31/2029	EUR	137	150,319
Term Loan B (3 mo. EURIBOR + 4.50%)	6.58%	01/31/2029	EUR	562	616,372
Term Loan B (3 mo. Term SOFR + 5.26%)	9.26%	02/15/2029		1,410	1,333,548
Madison IAQ LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.62%	11/08/2032		1,314	1,321,773
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2032		489	491,198
Sanmina Corp., Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	08/06/2032		184	184,623
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		230	211,340
Term Loan (1 mo. Term SOFR + 5.85%)	9.77%	03/31/2028		950	889,871
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.00%)	7.20%	04/30/2030		1,250	1,259,366
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	7.78%	11/19/2028		1,242	1,246,593
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.03%	11/19/2029		165	158,575
					12,606,405
Insurance–3.89%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/06/2030		2,525	2,527,011
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	06/04/2032		265	265,159
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.86%)	6.42%	09/19/2031		2,250	2,253,251
AmWINS Group LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	01/23/2032		1,125	1,129,036
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	05/06/2031		1,138	1,139,573
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	06/20/2030		851	855,328
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	09/15/2031		256	257,085
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	07/31/2031		2,798	2,806,149
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	11/23/2029		826	828,193
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	09/27/2030		702	703,746
					12,764,531
Leisure Goods, Activities & Movies–3.58%
ATG Entertainment (United Kingdom), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	04/29/2032		537	541,303
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.48%	12/02/2031		2,591	2,592,935
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.42%	02/05/2029		836	840,356
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	07/25/2031		1,005	1,007,820
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	05/14/2032		319	321,287
Lakeland Tours LLC, Term Loan(i)	0.00%	09/25/2027		370	9,474
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/01/2031		398	400,360
Nord Anglia Education, Term Loan (3 mo. Term SOFR + 2.75%)	6.54%	01/09/2032		1,625	1,632,306
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.92%	11/19/2031		270	265,296
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	10/04/2030		190	190,584
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		$93	$94,136
Revolver Loan(d)(f)	0.00%	09/30/2031		294	290,537
Term Loan B (3 mo. Term SOFR + 5.50%)(d)	9.66%	09/04/2031		1,383	1,398,995
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $332,551)(d)(g)	2.20%	12/31/2027	EUR	405	634,207
Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $267,485)(d)(g)	2.20%	12/31/2027	EUR	250	391,742
Term Loan (6 mo. EURIBOR + 8.00%)(d)	10.10%	06/30/2027	EUR	112	195,657
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.63%	08/13/2031		960	949,084
					11,756,079
Lodging & Casinos–3.19%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.57%	03/11/2030		211	212,757
Term Loan (1 mo. Term SOFR + 1.61%)	5.57%	03/11/2030		195	194,152
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	02/06/2030		1,131	1,123,365
Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	02/06/2031		775	768,752
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	01/27/2029		1,491	1,491,349
GVC Finance LLC (Isle of Man)
Term Loan (3 mo. Term SOFR + 2.25%)	6.25%	10/31/2029		2,177	2,174,706
Term Loan (3 mo. Term SOFR + 2.25%)	6.25%	07/30/2032		273	272,351
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	08/02/2028		17	16,890
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	04/26/2030		369	366,868
Red Rock Resorts, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	03/14/2031		507	508,555
Tortuga Resorts Ghd LLC, Term Loan(e)	–	08/13/2032		692	683,783
Travel + Leisure Co., Term Loan B(e)	–	12/14/2029		536	538,421
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.75%	05/10/2032		2,112	2,116,597
					10,468,546
Nonferrous Metals & Minerals–1.01%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.71%	02/26/2032		1,413	1,416,646
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%)	9.62%	05/30/2030		628	560,441
SCIH Salt Holdings, Inc. (Kissner Group)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.20%	01/31/2029		1,277	1,280,295
Term Loan B(e)	–	01/31/2029		49	49,327
					3,306,709
Oil & Gas–3.19%
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.48%)	6.39%	10/11/2030		592	595,603
McDermott International Ltd.
LOC (3 mo. Term SOFR + 4.57%)(d)	8.25%	06/30/2027		724	597,118
PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate(j)	3.00%	12/31/2027		649	513,961
Revolver Loan, LOC(f)	0.00%	06/30/2027		1,361	1,231,314
Term Loan (1 mo. Term SOFR + 3.11%)	7.03%	06/30/2027		134	109,810
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	6.00%	09/17/2032		325	326,576
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B(e)	–	02/28/2030		917	920,301
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.25%)	6.09%	03/26/2031		188	189,164
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.50%)	6.34%	09/18/2031		1,148	1,154,534
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	07/30/2031		341	343,044
Stakeholder Midstream, Term Loan (6 mo. Term SOFR + 4.00%)	8.04%	11/20/2030		705	712,612
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Third Coast Super Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.67%	09/25/2030		$2,419	$2,426,271
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	11/17/2028		1,038	1,042,399
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 2.30%)	6.31%	06/16/2032		311	312,638
					10,475,345
Publishing–2.27%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	08/12/2028		127	127,502
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	03/22/2031		2,341	2,328,186
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	10/30/2030		1,068	1,072,655
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.48%	06/17/2032		596	514,378
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.27%	04/09/2029		2,200	1,842,749
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	12.42%	04/08/2030		1,115	798,354
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	08/06/2031		775	779,470
					7,463,294
Radio & Television–0.13%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	9.81%	05/01/2029		473	423,676
Retailers (except Food & Drug)–1.81%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.35%)	6.19%	09/27/2032		640	641,446
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	01/31/2032		2,709	2,720,501
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.09%	11/08/2032		1,633	1,637,165
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.96%	08/06/2032		415	412,330
Savers Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.03%	09/13/2032		521	523,037
					5,934,479
Surface Transport–1.73%
Beacon Mobility Corp.
Delayed Draw Term Loan(f)	0.00%	08/06/2030		39	39,217
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	08/06/2030		61	61,339
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	06/17/2030		729	734,059
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		1,859	1,863,854
Term Loan C (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		340	341,039
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $697,263)(g)	9.58%	01/30/2030	EUR	680	812,857
Term Loan B (6 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $232,122)(g)	10.08%	07/30/2030	EUR	222	235,765
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.12%	03/01/2032		325	327,787
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.09% Cash Rate (Acquired 10/03/2024-10/08/2025; Cost $503,637)(d)(g)(j)	7.25%	10/03/2029		529	510,261
Student Transportation of America Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	7.29%	06/10/2032		747	752,339
					5,678,517
Telecommunications–3.39%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	11/22/2028		18	17,942
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	01/30/2031		2,004	2,021,204
Entrata, Inc., Term Loan (1 mo. Term SOFR + 3.00%)(d)	6.92%	09/20/2032		465	467,383
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/26/2032		426	420,607
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.42%	09/27/2029		614	611,043
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/29/2032		2,417	2,424,469
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.38%	04/15/2029	$1	$431
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.38%	04/15/2030	113	112,840
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2031	75	75,269
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-11/24/2025; Cost $551,941)(d)(g)	7.95%	06/20/2028	561	551,089
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-11/24/2025; Cost $1,876,367)(d)(g)	5.95%	06/20/2030	2,152	1,841,664
U.S. TelePacific Corp., Third Lien Term Loan(d)	0.00%	05/02/2027	151	0
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.13%	05/11/2029	938	943,033
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(d)	8.77%	09/25/2031	1,469	1,470,322
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	7.53%	03/11/2030	198	188,647
				11,145,943
Utilities–3.28%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	09/30/2031	1,282	1,285,803
Astoria Energy LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	06/16/2032	384	386,709
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.00%)	5.98%	01/27/2031	1,493	1,496,035
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.09%	10/28/2031	1,419	1,433,975
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028	576	577,598
Incremental Term Loan C (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028	32	31,881
Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	01/31/2031	390	390,951
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	04/03/2028	719	724,487
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	05/30/2031	411	414,948
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.01%	07/23/2032	747	752,478
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	08/16/2031	1,686	1,695,686
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.35%	12/13/2031	576	578,450
Term Loan B (3 mo. Term SOFR + 2.50%)	6.35%	05/17/2030	998	1,002,481
				10,771,482
Total Variable Rate Senior Loan Interests (Cost $325,107,833)				314,700,672
			Shares
Common Stocks & Other Equity Interests–10.10%(k)
Aerospace & Defense–0.39%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(g)			342	0
IAP Worldwide Services, Inc., Class A(d)(l)			296,283	296,283
IAP Worldwide Services, Inc.(d)(l)			1,850,312	999,168
				1,295,451
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $38,035) (Sweden)(d)(g)			42,364,958	60,578
Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden)(d)(g)			1,490,997	159
Cabonline, Class D2 (Acquired 10/31/2023; Cost $1) (Sweden)(d)(g)			1,272,507	68
				60,805
Beverage & Tobacco–0.00%
BrewCo Borrower LLC(d)			4,402	3,561
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(d)(g)			779	0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975)(d)(g)	9	$0
		0
Business Equipment & Services–3.63%
Monitronics International, Inc. (Acquired 06/30/2023-10/27/2025; Cost $1,645,717)(d)(g)	82,665	3,617,420
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682)(d)(g)	25,611	8,296,913
		11,914,333
Cable & Satellite Television–0.06%
Altice France S.A. (France)	10,873	198,792
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Acquired 09/19/2023; Cost $0) (Germany)(d)(g)	15,366	0
Containers & Glass Products–0.32%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $441,617)(d)(g)	96,865	1,048,079
Electronics & Electrical–0.00%
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(d)(g)	3,449	0
Financial Intermediaries–0.64%
RJO Holdings Corp., Class A(d)	2,314	1,459,299
RJO Holdings Corp., Class B(d)	3,000	625,260
		2,084,559
Food Service–0.55%
Selecta Group B.V., Class A1 (Switzerland)(d)	12,118	1,417,923
Selecta Group B.V., Class A2 (Switzerland)(d)	3,208	375,367
		1,793,290
Forest Products–0.54%
NewLife Forest Restoration LLC(d)	25,009	1,783,879
Home Furnishings–0.14%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149)(g)	52,572	462,634
Leisure Goods, Activities & Movies–1.06%
Crown Finance US, Inc.	129,075	2,671,402
Hurtigruten Group AS (Acquired 02/12/2025; Cost $281,382) (Norway)(d)(g)	18,030	780,193
Hurtigruten Norway (Norway)(d)	3,631	28,838
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)	987	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)	486,292	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)	302,703	0
Vue International Bidco PLC, Class A4 (United Kingdom)(d)	211,027	0
		3,480,434
Lodging & Casinos–0.42%
Aimbridge Acquisition Co., Inc.	17,400	1,178,850
Caesars Entertainment, Inc.(m)	8,413	195,770
		1,374,620
Oil & Gas–1.36%
McDermott International Ltd.(m)	65,397	1,406,036
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(d)(g)	84,254	10,953
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares	Value
Oil & Gas–(continued)
Seadrill Ltd. (Norway)(m)			45,477	$1,387,958
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(g)			382,888	1,675,134
				4,480,081
Radio & Television–0.12%
iHeartMedia, Inc., Class A(m)			101,257	397,942
iHeartMedia, Inc., Class B(d)(m)			17	57
				397,999
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			446	46
Vivarte S.A.S.U. (France)(d)			241,195	0
				46
Surface Transport–0.33%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(d)(g)			4,992	492,211
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-08/20/2025; Cost $57,911)(d)(g)			123,544	77,215
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(d)(g)			5,248	517,453
				1,086,879
Telecommunications–0.52%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $962,596)(d)(g)			267,066	1,706,552
Total Common Stocks & Other Equity Interests (Cost $43,007,058)				33,171,994
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.82%
Aerospace & Defense–0.20%
Rand Parent LLC (n)	8.50%	02/15/2030	$632	652,803
Building & Development–0.47%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	152	152,037
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	646	637,180
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	134	136,972
Quikrete Holdings, Inc.(n)	6.38%	03/01/2032	34	35,333
QXO Building Products, Inc.(n)	6.75%	04/30/2032	300	314,045
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $418,917)(d)(g)(n)	6.13%	04/01/2029	561	278,649
				1,554,216
Business Equipment & Services–0.83%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	972	1,024,174
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	145	149,997
Boost Newco Borrower LLC(n)	7.50%	01/15/2031	1,200	1,275,270
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	38	40,098
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	80	79,935
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	153	157,192
				2,726,666
Cable & Satellite Television–0.63%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.75%	08/15/2029	22	14,707
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	5.00%	01/15/2028	783	524,121
Altice France S.A. (France)(n)	6.88%	07/15/2032	235	229,177
Altice France S.A. (France)(n)	6.88%	10/15/2030	252	249,166
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	$1,133	$1,057,395
				2,074,566
Chemicals & Plastics–0.36%
SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029	1,193	1,175,215
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	37	37,365
Electronics & Electrical–0.26%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	152	161,761
ION Platform Finance US, Inc.(n)	7.88%	09/30/2032	309	294,807
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029	393	392,974
				849,542
Food Products–0.36%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032	276	278,884
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031	881	892,333
				1,171,217
Health Care–0.15%
Global Medical Response, Inc. (n)	7.38%	10/01/2032	61	64,322
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $271,000)(g)(n)	6.50%	03/31/2032	271	279,585
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	149	134,271
				478,178
Industrial Equipment–0.75%
Chart Industries, Inc. (n)	7.50%	01/01/2030	882	920,093
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,479	1,534,615
				2,454,708
Insurance–0.38%
Acrisure LLC/Acrisure Finance, Inc. (n)	6.75%	07/01/2032	42	43,055
HUB International Ltd.(n)	7.25%	06/15/2030	263	275,795
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031	897	928,302
				1,247,152
Lodging & Casinos–0.13%
Caesars Entertainment, Inc. (n)	6.50%	02/15/2032	128	130,281
Caesars Entertainment, Inc.(n)	7.00%	02/15/2030	161	166,773
Travel + Leisure Co.(n)	6.13%	09/01/2033	137	139,259
				436,313
Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031	95	98,593
Retailers (except Food & Drug)–0.18%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032	597	603,064
Surface Transport–0.08%
Beacon Mobility Corp. (n)	7.25%	08/01/2030	248	259,745
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,297,566)				15,819,343
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.74%(o)
Automotive–0.25%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $111,685)(g)(n)	10.00%	03/19/2028	SEK	1,273	$129,729
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406)(g)(n)	12.00%	03/19/2028	SEK	2,545	259,457
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746)(g)(i)(n)	0.00%	04/19/2029	SEK	4,920	226,702
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	6.50%	09/30/2028	EUR	206	201,875
					817,763
Cable & Satellite Television–0.07%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	3.00%	01/15/2028	EUR	260	226,417
Cosmetics & Toiletries–0.18%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc. (3 mo. EURIBOR + 3.88%)(n)(p)	5.87%	01/15/2031	EUR	490	577,892
Financial Intermediaries–0.70%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	1,500	1,718,967
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	500	572,989
					2,291,956
Food Service–0.35%
Seagull Bidco Ltd. (Switzerland)(d)	15.00%	10/01/2030	EUR	1,006	1,167,275
Surface Transport–0.19%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	632	630,733
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,054,861)					5,712,036
			Shares
Preferred Stocks–1.12%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(g)				292,193	1,724
Surface Transport–1.12%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(d)(g)				21,989	2,168,115
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(d)(g)				15,443	1,522,680
					3,690,795
Total Preferred Stocks (Cost $1,152,867)					3,692,519
TOTAL INVESTMENTS IN SECURITIES(q)–113.62% (Cost $390,620,185)					373,096,564
BORROWINGS–(16.75)%					(55,000,000)
OTHER ASSETS LESS LIABILITIES–3.13%					10,266,176
NET ASSETS–100.00%					$328,362,740
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at November 30, 2025 was $40,491,904, which represented 12.33% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $267,013, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $20,364,104, which represented 6.20% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
The aggregate value of securities considered illiquid at November 30, 2025 was $62,624,583, which represented 19.07% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/29/2025	Bank of New York Mellon (The)	USD	20,661,158	EUR	17,843,646	$74,725
12/29/2025	BNP Paribas S.A.	NOK	7,815,134	USD	777,314	4,973
12/29/2025	Canadian Imperial Bank of Commerce	USD	1,561,028	GBP	1,182,214	3,881
12/29/2025	Citibank, N.A.	USD	11,710	GBP	8,908	82
12/29/2025	Citibank, N.A.	USD	758,951	SEK	7,218,373	6,907
12/29/2025	Morgan Stanley and Co. International PLC	USD	2,319,882	EUR	2,000,000	4,294
12/29/2025	Royal Bank of Canada	USD	764,480	NOK	7,815,134	7,861
12/29/2025	State Street Bank & Trust Co.	SEK	7,049,768	USD	749,799	1,830
Subtotal—Appreciation						104,553
Currency Risk
01/30/2026	Bank of New York Mellon (The)	EUR	17,843,646	USD	20,697,790	(71,819)
12/29/2025	BNP Paribas S.A.	EUR	19,843,646	USD	23,021,635	(38,423)
01/30/2026	BNP Paribas S.A.	SEK	89,103	USD	9,468	(3)
01/30/2026	Canadian Imperial Bank of Commerce	GBP	1,182,214	USD	1,561,065	(3,812)
01/30/2026	Citibank, N.A.	SEK	7,218,374	USD	760,414	(6,799)
12/29/2025	Royal Bank of Canada	GBP	1,191,122	USD	1,568,466	(8,235)
12/29/2025	Royal Bank of Canada	SEK	76,350	USD	8,011	(90)
01/30/2026	Royal Bank of Canada	NOK	7,815,134	USD	764,376	(7,844)
12/29/2025	State Street Bank & Trust Co.	SEK	92,255	USD	9,745	(43)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/30/2026	State Street Bank & Trust Co.	EUR	211,252	USD	245,453	$(440)
Subtotal—Depreciation						(137,508)
Total Forward Foreign Currency Contracts						$(32,955)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$273,951,651	$40,749,021	$314,700,672
Common Stocks & Other Equity Interests	3,387,706	6,186,858	23,597,430	33,171,994
U.S. Dollar Denominated Bonds & Notes	—	15,540,694	278,649	15,819,343
Non-U.S. Dollar Denominated Bonds & Notes	—	4,544,761	1,167,275	5,712,036
Preferred Stocks	—	—	3,692,519	3,692,519
Total Investments in Securities	3,387,706	300,223,964	69,484,894	373,096,564
Other Investments - Assets*
Investments Matured	—	—	7,945,334	7,945,334
Forward Foreign Currency Contracts	—	104,553	—	104,553
	—	104,553	7,945,334	8,049,887
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(137,508)	—	(137,508)
Total Other Investments	—	(32,955)	7,945,334	7,912,379
Total Investments	$3,387,706	$300,191,009	$77,430,228	$381,008,943

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/25
Variable Rate Senior Loan Interests	$34,770,024	$13,027,966	$(11,344,974)	$210,237	$(3,409,794)	$2,270,059	$11,356,655	$(6,131,152)	$40,749,021
Common Stocks & Other Equity Interests	15,719,812	3,581,029	(5,327,312)	—	4,717,312	4,906,589	—	—	23,597,430
Investments Matured	7,880,918	1,039,888	(58,057)	100,765	109	(1,018,289)	—	—	7,945,334
Preferred Stocks	3,909,052	—	—	—	—	(216,533)	—	—	3,692,519
Non-U.S. Dollar Denominated Bonds & Notes	1,597,992	1,148,586	(1,763,750)	56,065	4,297	124,085	—	—	1,167,275
U.S. Dollar Denominated Bonds & Notes	—	—	—	23,147	—	(106,763)	362,265	—	278,649
Total	$63,877,798	$18,797,469	$(18,494,093)	$390,214	$1,311,924	$5,959,148	$11,718,920	$(6,131,152)	$77,430,228
*Prior year balances have been adjusted for a change in security classification.
Invesco Senior Loan Fund

**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 40,749,021	Comparable Companies	EBITDA Multiple	3.25x - 5.50x	4.00x
		Discounted Cash Flow Model	Discount Rate	7.93% - 20.00%	15.54%
		Third-Party Pricing	Broker Quote	100.00% - 112.99% of Par	102.63% of Par
Common Stocks & Other Equity Interests	23,597,430	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.28x
Investments Matured	7,945,334	Expected Recovery	Anticipated Proceeds	95.80% of Par	-
Preferred Stocks	3,692,519	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	1,167,275	Third-Party Pricing	Broker Quote	116.03% of Par	-
U.S. Dollar Denominated Bonds & Notes	278,649	Comparable Companies	EBITDA Multiple	7.50x	-
Total	$ 77,430,228
Invesco Senior Loan Fund